STOCK-BASED COMPENSATION - Stock options (Details) - Employee stock options			12 Months Ended
	Jan. 01, 2023 Options $ / shares shares	Apr. 24, 2001	Dec. 31, 2022 CAD ($) Options $ / shares shares	Dec. 31, 2021 CAD ($) Options $ / shares shares
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)			5.00%
Number of common shares reserved for issuance | shares				38,700,000
Number of stock options vested within 30 days of grant date | shares			410,950	397,668
Vesting period				3 years
Number of stock options
Outstanding, beginning of year | Options	4,976,636		4,482,941	3,421,404
Granted during the year | Options			1,643,801	1,590,750
Exercised during the year | Options			(944,989)	(471,765)
Forfeited during the year | Options			(205,117)	(57,448)
Outstanding, end of year | Options			4,976,636	4,482,941
Options exercisable, end of year | Options			2,706,334	2,077,187
Weighted average exercise price
Options outstanding, beginning of year | $ / shares	$ 75.04		$ 74.43	$ 65.27
Granted during the year | $ / shares			67.10	89.59
Exercised during the year | $ / shares			57.68	58.40
Forfeited during the year | $ / shares			78.08	80.35
Options outstanding, end of year | $ / shares			75.04	74.43
Options exercisable, end of year | $ / shares			73.76	68.28
Average share price of common shares | $ / shares			$ 64.87	$ 76.00
Weighted average grant date fair value of stock options granted | $			$ 11.09	$ 18.95
Maximum
Share based compensation
Option term (expiration period)		5 years
Vesting period			3 years
Subsequent events
Share based compensation
Number of stock options vested within 30 days of grant date | shares	218,488
Vesting period	3 years
Number of stock options
Granted during the year | Options	873,950